T. ROWE PRICE EQUITY INCOME FUND

September 30, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.5%
COMMUNICATION SERVICES 6.3%
Diversified Telecommunication Services 2.8%
AT&T	1,290,000	48,813
CenturyLink	2,075,000	25,896
Telefonica (EUR)	12,425,000	94,942
Verizon Communications	6,600,000	398,376
		568,027
Entertainment 1.4%
Fox, Class B	6,270,000	197,756
Walt Disney	690,000	89,921
		287,677
Media 2.1%
Comcast, Class A	5,470,000	246,587
News, Class A	12,300,000	171,216
		417,803
Total Communication Services		1,273,507
CONSUMER DISCRETIONARY 2.3%
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands	3,170,000	183,099
MGM Resorts International	1,130,000	31,324
		214,423
Leisure Products 0.4%
Mattel (1)	7,325,000	83,431
		83,431
Multiline Retail 0.5%
Kohl's	2,030,000	100,810
		100,810
Specialty Retail 0.3%
L Brands	2,720,000	53,285
		53,285
Total Consumer Discretionary		451,949

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 8.4%
Beverages 0.1%
PepsiCo	180,000	24,678
		24,678
Food & Staples Retailing 0.8%
Walmart	1,415,000	167,932
		167,932
Food Products 4.2%
Bunge	1,760,000	99,651
Conagra Brands	8,190,000	251,269
Corteva	2,680,000	75,040
Kellogg	620,000	39,897
Tyson Foods, Class A	4,315,000	371,694
		837,551
Household Products 1.7%
Kimberly-Clark	2,460,000	349,443
		349,443
Tobacco 1.6%
Philip Morris International	4,250,000	322,703
		322,703
Total Consumer Staples		1,702,307
ENERGY 8.9%
Oil, Gas & Consumable Fuels 8.9%
Chevron	980,000	116,228
Equitrans Midstream	1,550,000	22,553
Exxon Mobil	5,350,000	377,764
Hess	930,000	56,246
Occidental Petroleum	5,580,000	248,143
Pioneer Natural Resources	820,000	103,131
Targa Resources	1,490,000	59,853
TC Energy	7,150,000	370,299
TOTAL (EUR)	8,607,989	448,191
Total Energy		1,802,408
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FINANCIALS 22.7%

Banks 11.2%
Bank of America	395,000	11,522
Citigroup	2,000,000	138,160
Fifth Third Bancorp	9,890,000	270,788
JPMorgan Chase	5,380,000	633,173
PNC Financial Services Group	1,520,000	213,043
U.S. Bancorp	4,380,000	242,389
Wells Fargo	15,020,000	757,609
		2,266,684
Capital Markets 4.2%
Ameriprise Financial	85,000	12,504
Bank of New York Mellon	1,380,000	62,390
Franklin Resources	4,030,000	116,306
Morgan Stanley	8,020,000	342,213
Northern Trust	645,000	60,191
State Street	4,290,000	253,925
		847,529
Diversified Financial Services 0.3%
AXA Equitable Holdings	2,540,000	56,286
		56,286
Insurance 7.0%
American International Group	6,330,000	352,581
Brighthouse Financial (1)	1,260,000	50,992
Chubb	2,405,000	388,263
Loews	3,410,000	175,547
Marsh & McLennan	755,000	75,538
MetLife	5,450,000	257,022
Willis Towers Watson	610,000	117,712
		1,417,655
Total Financials		4,588,154

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
HEALTH CARE 11.8%
Biotechnology 1.5%
AbbVie	1,350,000	102,222
Gilead Sciences	3,240,000	205,351
		307,573
Health Care Equipment & Supplies 2.2%
Becton Dickinson & Company	275,000	69,564
Medtronic	2,775,000	301,421
Zimmer Biomet Holdings	490,000	67,262
		438,247
Health Care Providers & Services 2.6%
Anthem	990,000	237,699
CVS Health	4,650,000	293,275
		530,974
Pharmaceuticals 5.5%
Allergan	980,000	164,924
Bristol-Myers Squibb	2,850,000	144,524
GlaxoSmithKline (GBP)	3,910,000	83,809
Johnson & Johnson	3,050,000	394,609
Pfizer	8,610,000	309,357
		1,097,223
Total Health Care		2,374,017
INDUSTRIALS & BUSINESS SERVICES 12.2%
Aerospace & Defense 3.9%
Boeing	1,035,000	393,786
L3Harris Technologies	1,725,000	359,904
United Technologies	265,000	36,178
		789,868
Air Freight & Logistics 1.5%
United Parcel Service, Class B	2,525,000	302,545
		302,545
Airlines 1.4%
Alaska Air Group	2,380,000	154,486
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Delta Air Lines	1,410,000	81,216
Southwest Airlines	930,000	50,229
		285,931
Building Products 1.0%
Johnson Controls International	4,850,000	212,867
		212,867
Commercial Services & Supplies 0.6%
Stericycle (1)	2,380,000	121,213
		121,213
Electrical Equipment 0.8%
Emerson Electric	1,670,000	111,656
nVent Electric	2,180,000	48,047
		159,703
Industrial Conglomerates 1.5%
General Electric	33,525,000	299,714
		299,714
Machinery 0.7%
Flowserve	220,000	10,276
PACCAR	840,000	58,808
Snap-on	475,000	74,357
		143,441
Professional Services 0.8%
Nielsen Holdings	7,250,000	154,063
		154,063
Total Industrials & Business Services		2,469,345
INFORMATION TECHNOLOGY 8.0%
Communications Equipment 1.3%
Cisco Systems	5,130,000	253,473
		253,473
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity	385,000	35,874
		35,874

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
IT Services 0.5%
Cognizant Technology Solutions, Class A	1,770,000	106,669
		106,669
Semiconductors & Semiconductor Equipment 4.1%
Applied Materials	2,680,000	133,732
NXP Semiconductors	445,000	48,558
QUALCOMM	6,160,000	469,885
Texas Instruments	1,410,000	182,229
		834,404
Software 1.6%
Microsoft	2,340,000	325,330
		325,330
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise	1,400,000	21,238
Western Digital	690,000	41,152
		62,390
Total Information Technology		1,618,140
MATERIALS 4.1%
Chemicals 3.0%
Akzo Nobel (EUR)	325,000	28,958
CF Industries Holdings	3,920,000	192,864
Dow	3,100,000	147,715
DuPont de Nemours	2,890,000	206,086
PPG Industries	210,000	24,887
		600,510
Construction Materials 0.1%
Vulcan Materials	100,000	15,124
		15,124
Containers & Packaging 0.8%
International Paper	4,075,000	170,417
		170,417

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Metals & Mining 0.2%
Nucor	750,000	38,183
		38,183
Total Materials		824,234
REAL ESTATE 3.4%
Equity Real Estate Investment Trusts 3.4%
Equity Residential, REIT	2,400,000	207,024
Rayonier, REIT	4,150,000	117,030
SL Green Realty, REIT	1,385,000	113,224
Weyerhaeuser, REIT	8,520,000	236,004
Total Real Estate		673,282
UTILITIES 7.4%
Electric Utilities 5.4%
Duke Energy	335,000	32,113
Edison International	3,410,000	257,182
Evergy	1,800,000	119,808
NextEra Energy	890,000	207,361
Southern	7,840,000	484,277
		1,100,741
Multi-Utilities 2.0%
NiSource	10,070,000	301,294
Sempra Energy	645,000	95,209
		396,503
Total Utilities		1,497,244
Total Common Stocks (Cost $14,305,814)		19,274,587

CONVERTIBLE PREFERRED STOCKS 2.1%
HEALTH CARE 0.8%
Health Care Equipment & Supplies 0.8%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	2,672,725	165,615
Total Health Care		165,615

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UTILITIES 1.3%
Electric Utilities 0.4%
Southern, Series A, 6.75%, 8/1/22	1,619,741	86,217
		86,217
Multi-Utilities 0.7%
Sempra Energy, Series A, 6.00%, 1/15/21	950,500	112,346
Sempra Energy, Series B, 6.75%, 7/15/21	288,631	33,769
		146,115
Water Utilities 0.2%
Aqua America, 6.00%, 4/30/22	529,465	31,690
		31,690
Total Utilities		264,022
Total Convertible Preferred Stocks (Cost $365,451)		429,637

CORPORATE BONDS 0.6%
Corporate Bonds 0.6%
AXA, 7.25%, 5/15/21 (2)	41,259,000	44,187
Mattel, 6.75%, 12/31/25 (2)	33,234,000	34,647
Pacific Gas & Electric, 3.95%, 12/1/47 (1)(3)	14,928,000	14,480
Pacific Gas & Electric, 4.00%, 12/1/46 (1)(3)	19,879,000	19,332
Total Corporate Bonds (Cost $100,230)		112,646

SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 2.00% (4)(5)	322,756,104	322,756
Total Short-Term Investments (Cost $322,756)		322,756

Total Investments in Securities 99.8%
(Cost $15,094,251)		$20,139,626
Other Assets Less Liabilities 0.2%		42,795
Net Assets 100.0%		$20,182,421

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $78,834 and represents 0.4% of net assets.
(3)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(4)	Seven-day yield
(5)	Affiliated Companies
EUR	Euro
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

FUTURES CONTRACTS
($000	s)
				Value and
		Expiration	Notional	Unrealized Gain
		Date	Amount	(Loss)
Long, 239 S&P 500 E-Mini Index Contracts		12/19	35,593	$(309)

Net payments (receipts) of variation margin to date				485

Variation margin receivable (payable) on open futures contracts				$176

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$5,975	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$350,398	¤	¤$	322,756	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5,975 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $322,756.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EQUITY INCOME FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE EQUITY INCOME FUND

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$18,618,687$	655,900$	— $	19,274,587
Convertible Preferred Stocks	—	429,637	—	429,637
Fixed Income Securities[1]	—	112,646	—	112,646
Short-Term Investments	322,756	—	—	322,756
Total Securities	18,941,443	1,198,183	—	20,139,626
Futures Contracts	176	—	—	176
Total	$18,941,619$	1,198,183$	— $	20,139,802

1 Includes Corporate Bonds.